Income taxes - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense income [line items]
Turkiye income tax rate change effect, current income tax expense	$ 8,200
Turkiye income tax rate change effect, deferred income tax expense	$ 22,589
Deferred tax liability, hyperinflation accounting adjustment		$ 59,361
Deferred tax liability, Turkiye corporate income tax rate adjustment			$ 4,755
Other deductible temporary differences		86,864	99,835
Temporary differences associated with investments in subsidiaries		958,595	895,198
Deferred tax expense recognized		29,250	35,863
Tax losses		218,615	$ 191,448
Turkish lira
Major components of tax expense income [line items]
Deferred tax expense recognized		38,421
Euro
Major components of tax expense income [line items]
Deferred tax expense recognized		$ 9,160